                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                       PROSPECTUS DATED NOVEMBER 9, 2006
                           (COVA VA/PREMIER ADVISOR)

This Supplement revises information contained in the prospectus dated November 9, 2006 (as supplemented) for the Cova Variable Annuity and the Premier Advisor Variable Annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM BLIC THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE
CONTRACT MAINTENANCE CHARGE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value)


 Mortality and Expense Charge*................. 1.25%
 Administration Expense Charge................. 0.15%
                                                ----

 Total Separate Account Product Charges........ 1.40%

 * For Premier Advisor contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of
       (1) 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and (2) 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

    Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.39%     0.99%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets        0.89%          --          0.10%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                   0.61%          --          0.05%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                0.56%          --          0.02%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.03%

 MFS(R) Research International                0.70%          --          0.05%
  Portfolio -- Class A

 Morgan Stanley Discovery                     0.64%          --          0.04%
  Portfolio -- Class A

 Oppenheimer Global Equity                    0.66%          --          0.05%
  Portfolio -- Class A

 Oppenheimer Global Equity                    0.66%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A      0.48%          --          0.26%

 T. Rowe Price Large Cap Value                0.57%          --          0.02%
  Portfolio -- Class A

 Victory Sycamore Mid Cap Value               0.65%          --          0.04%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                        0.33%          --          0.10%
  Portfolio -- Class A

 BlackRock Bond Income                        0.33%         0.25%        0.10%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets         --        0.99%         0.05%         0.94%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                    --        0.66%         0.01%         0.65%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                 --        0.58%         0.02%         0.56%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 MFS(R) Research International                 --        0.75%         0.10%         0.65%
  Portfolio -- Class A

 Morgan Stanley Discovery                      --        0.68%         0.02%         0.66%
  Portfolio -- Class A

 Oppenheimer Global Equity                     --        0.71%         0.12%         0.59%
  Portfolio -- Class A

 Oppenheimer Global Equity                     --        0.96%         0.12%         0.84%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A       --        0.74%         0.03%         0.71%

 T. Rowe Price Large Cap Value                 --        0.59%         0.05%         0.54%
  Portfolio -- Class A

 Victory Sycamore Mid Cap Value                --        0.69%         0.09%         0.60%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         --        0.43%           --          0.43%
  Portfolio -- Class A

 BlackRock Bond Income                         --        0.68%           --          0.68%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond               0.35%          --          0.04%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Jennison Growth Portfolio -- Class A          0.60%          --          0.02%

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MFS(R) Total Return Portfolio -- Class A      0.56%          --          0.06%

 MFS(R) Value Portfolio -- Class B             0.61%         0.25%        0.02%

 Neuberger Berman Genesis                      0.82%          --          0.03%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic            0.57%          --          0.03%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                       0.44%          --          0.09%

 Growth Opportunities Portfolio                0.54%          --          0.11%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.79%          --          0.04%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                  0.47%         0.25%        0.11%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond                --        0.39%         0.03%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Jennison Growth Portfolio -- Class A           --        0.62%         0.08%         0.54%

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MFS(R) Total Return Portfolio -- Class A       --        0.62%           --          0.62%

 MFS(R) Value Portfolio -- Class B              --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis                       --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                 --        0.62%         0.05%         0.57%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic             --        0.60%         0.06%         0.54%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                        --        0.53%           --          0.53%

 Growth Opportunities Portfolio                 --        0.65%           --          0.65%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                   0.02%       0.85%         0.02%         0.83%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                   --        0.83%           --          0.83%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY , ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY

DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Discovery Portfolio -- Class A (formerly Morgan Stanley Mid
         Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A

     Victory Sycamore Mid Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class A

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Jennison Growth Portfolio -- Class A


     Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Equity Income Fund



TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     Invesco V.I. International Growth Fund

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Templeton Foreign VIP Fund

     Western Asset Management Strategic Bond Opportunities Portfolio



OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the investment portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the investment portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the investment portfolios invest.


FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class 1) (closed May 1, 2003 for Cova VA contracts); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series 1) (closed May 1, 2002 for Cova VA contracts); (c) Brighthouse Funds Trust I (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003); (d) ) Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003); (e) Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004 for Cova VA contracts) (f) Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class A) (added and closed effective May 4, 2009); and (g) Brighthouse Funds Trust I:
Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011 for Cova VA) and ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011 for Cova VA).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.


Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable

Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the DWS Dreman Small Cap Value VIP (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.


Effective as of April 30, 2007, Invesco V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2006) was replaced with the Met Investors Series
Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust was merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (formerly WMC Core Equity Opportunities Portfolio) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio -- Class A
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class A                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class A
 Morgan Stanley Discovery                  Seeks capital appreciation.
 Portfolio -- Class A (formerly Morgan
 Stanley Mid Cap Growth Portfolio)
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class A   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class A                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 Victory Sycamore Mid Cap Value            Seeks high total return by investing in equity
 Portfolio -- Class A                      securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class A                      from investing in fixed-income securities.
 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class B                      from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio -- Class A                      consistent with preservation of capital.
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A        over time and, secondarily, long-term capital
                                           appreciation and current income.
 Jennison Growth Portfolio -- Class A      Seeks long-term growth of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class A               Subadviser: Aberdeen Asset Managers
                                           Limited
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Discovery                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A (formerly Morgan     Subadviser: Morgan Stanley Investment
 Stanley Mid Cap Growth Portfolio)         Management Inc.
 Oppenheimer Global Equity                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: OppenheimerFunds, Inc.
 PIMCO Total Return Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Victory Capital Management
                                           Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Wellington Management
                                           Company LLP
 Jennison Growth Portfolio -- Class A      Brighthouse Investment Advisers, LLC
                                           Subadviser: Jennison Associates LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MFS(R) Total Return Portfolio -- Class A   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class A
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 Growth Opportunities Portfolio             Seeks to provide capital growth.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Seeks capital growth and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Growth Opportunities Portfolio             Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Putnam Investment Management, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST I

     Invesco Comstock Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Discovery Portfolio -- Class A (formerly Morgan Stanley Mid
         Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A

     Victory Sycamore Mid Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Invesco V.I. International Growth Fund -- Series I (5/1/

         02)

     ClearBridge Aggressive Growth Portfolio -- Class B (5/2/11)

     Oppenheimer Global Equity Portfolio -- Class A (5/2/

         11)

     T. Rowe Price Mid Cap Growth Portfolio -- Class B (5/1/03)

     Baillie Gifford International Stock Portfolio -- Class B (12/19/03)

     BlackRock Capital Appreciation Portfolio -- Class A (5/4/09)

     T. Rowe Price Large Cap Growth Portfolio -- Class A (5/1/04)

     Templeton Foreign VIP Fund -- Class 1 (5/1/03)

--------------------------------------------------------------------------------

If you purchased the PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
         Portfolio)

     Oppenheimer Global Equity Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     Jennison Growth Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A (5/4/09)

--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

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